Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Total Return Fund	Sep. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 474
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,304
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	601
R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,292
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	$ 1,594